Commitments and Contingencies - Additional Information (Detail)		12 Months Ended
	Feb. 01, 2017 USD ($) ft²	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Commitments And Contingencies Details [Abstract]
Rent expense		$ 203,000	$ 153,000
Monthly rental payments	$ 16,666.67
Contractual lease term	Sep. 30, 2020
Monthly rental payment over remaining term	$ 17,500
Proceed from sale of property and equipment	$ 50,000
Area under obligations lease | ft²	10,200